Long-Term Debt and Other Financial Liabilities, AVIC Patriotship Sale and Leaseback (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 08, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding		$ 298,476		$ 293,958
Loss on extinguishment of debt		$ (2,172)	$ (28)
AVIC Patriotship Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 13,541
Loss on extinguishment of debt	$ (268)